Financial income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest income	$ 39	$ 90	$ 186
Gain (loss) on foreign currency transactions, net	4	(22)	(39)
Other expenses	(5)	(8)	(12)
Total	$ 38	$ 60	$ 135